Other Short-Term Borrowings - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Debt Disclosure [Line Items]
Other short-term borrowings, average balances	$ 3.5	$ 3.0
Other short-term borrowings, maximum outstanding amounts	9.0	4.9
Federal Reserve
Debt Disclosure [Line Items]
Available borrowing capacity	$ 19.5